BROWN, CUMMINS & BROWN CO., L.P.A.
                         ATTORNEYS AND COUNSELORS AT LAW
                                3500 CAREW TOWER
J. W. BROWN (1911-1995)          441 VINE STREET
JAMES R. CUMMINS              CINCINNATI, OHIO  45202
ROBERT S BROWN               TELEPHONE (513) 381-2121               OF COUNSEL
DONALD S. MENDELSOHN        TELECOPIER (513) 381-2125          GILBERT BETTMAN
LYNNE SKILKEN
AMY G. APPLEGATE
KATHRYN KNUE PRZYWARA
MELANIE S. CORWIN
JOANN M. STRASSER

                                 March 27, 1998


VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
Division of Corporate Finance
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

         RE:      AmeriPrime Funds, File Nos. 33-96826 and 811-9096

Ladies and Gentlemen:

         On behalf of AmeriPrime Funds, a registered investment company (the "Trust"), we hereby file by EDGAR, Post-Effective Amendment No. 14 to the Trust's Registration Statement. The Amendment is being filed pursuant to Rule 485(b) promulgated under the Securities Act of 1933 to correct certain deficiencies in the facing page and Part C of Post-Effective Amendment No. 13. Post-Effective Amendment No. 14 does not contain any disclosures which would render it ineligible to become effective pursuant to Rule 485(b).

         If you have any questions concerning this filing, please contact Donald
S. Mendelsohn at (513) 381-2121.

                                             Very truly yours,



                                             BROWN, CUMMINS & BROWN CO., L.P.A.

BCB/emj

cc:      Mr. Kenneth Trumpfheller

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     /  /
                                                                            --

         Pre-Effective Amendment No.                                        /  /


         Post-Effective Amendment No.       14                              /X/
                                      ----------                           --


                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT                     /  /
OF 1940


         Amendment No.      15                                               /X/
                       ----------                                            --


                        (Check appropriate box or boxes.)

AmeriPrime Funds - File Nos. 33-96826 and 811-9096

1793 Kingswood Drive, Suite 200, Southlake, Texas             76092
-------------------------------------------------------------------
  (Address of Principal Executive Offices)                  Zip Code

Registrant's Telephone Number, including Area Code:   (817) 431-2197


Kenneth Trumpfheller, 1793 Kingswood  Dr., Suite 200, Southlake,
 TX  76092

                     (Name and Address of Agent for Service)
                                  With copy to:
            Donald S. Mendelsohn, Brown, Cummins & Brown Co., L.P.A.
                    3500 Carew Tower, Cincinnati, Ohio 45202


 Approximate Date of Proposed Public Offering:
April 15, 1998


It is proposed that this filing will become effective:


/ / immediately upon filing pursuant to paragraph (b) /X/ on April 14, 1998 pursuant to paragraph (b) / / 60 days after filing pursuant to paragraph (a)(1) / / on (date) pursuant to paragraph (a)(1) / / 75 days after filing pursuant to paragraph (a)(2) / / on (date) pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following box:
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered:  Shares


         Omit from the facing sheet reference to the other Act if the Registration Statement or amendment is filed under only one of the Acts. Include the "Approximate Date of Proposed Public Offering" and "Title of Securities Being Registered" only where securities are being registered under the Securities Act of 1933.

                                AmeriPrime Funds
                              CROSS REFERENCE SHEET
                                    FORM N-1A

                        FOR JUMPER STRATEGIC RESERVE FUND


ITEM   SECTION IN COMBINED PROSPECTUS

  1    Cover Page
  2    Summary of Fund Expenses
  3    Performance Information
  4    The Fund, Investment Objective, Investment Strategy, Other
         Investment Practices and Limitations, Operation of the Fund, General Information
  5    Operation of the Fund
  5A   None
  6 Cover Page, Dividends and Distributions, Taxes, Operation of the Fund, General Information, How to Redeem Shares
  7    Cover Page, How to Invest in the
       Fund, Share Price Calculation,
       Operation of the Fund,
  8    How to Redeem Shares
  9    None
 13    Other Investment Practices and
       Limitations

       SECTION IN STATEMENT OF
ITEM   ADDITIONAL INFORMATION

 10    Cover Page
 11    Table of Contents
 12    None
 13    Additional Information About Fund
       Investments and Risk Considerations,
       Investment Limitations
 14    Trustees and Officers
 15    None
 16    The Investment Adviser, Custodian,
          Transfer Agent, Accountants
 17    Portfolio Transactions and Brokerage
 18    Description of the Trust
 19    Determination of Share Price
 20    None
 21    Distributor
 22    Investment Performance
 23    None

Part A:

         Part A, which was filed in Post-Effective Amendment No. 13 to the Registration Statement, is hereby incorporated by reference.

Part B:

         Part B, which was filed in Post-Effective Amendment No. 13 to the Registration Statement, is hereby incorporated by reference.

                                AmeriPrime Funds

PART C.  OTHER INFORMATION

Item 24. Financial Statements and Exhibits

     (a)      Financial Statements.

               Included in Part A:  None.
               Included in Part B:  None.

     (b)      Exhibits

             (1)      (i)     Copy of Registrant's Declaration of Trust,
                              which was filed as an Exhibit to Registrant's
                              Post-Effective Amendment No. 11, is hereby incorporated by reference.

                      (ii) Copy of Amendment No. 1 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

                      (iii)   Copy   of   Amendment   No.   2   to
                              Registrant's  Declaration  of Trust,
                              which  was  filed as an  Exhibit  to
                              Registrant's Post-Effective
                              Amendment    No.    1,   is   hereby
                              incorporated by
                              reference.

                      (iv)    Copy   of   Amendment   No.   3   to
                              Registrant's  Declaration  of Trust,
                              which  was  filed as an  Exhibit  to
                              Registrant's Post-Effective
                              Amendment No. 4,   is   hereby incorporated by
                              reference.

                      (v) Copy of Amendment No. 4 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

                      (vi)    Copy   of   Amendment   No.   5  and
                              Amendment  No.  6  to   Registrant's
                              Declaration  of  Trust,  which  were
                              filed as an Exhibit to  Registrant's
                              Post-Effective  Amendment No. 8, are
                              hereby incorporated by reference.

                    (viii) Copy of Amendment No. 7 to Registrant's Declaration of Trust , which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

                     (ix) Copy of Amendment No. 8 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.

                           (2) Copy of Registrant's By-Laws, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

                           (3)      Voting Trust Agreements - None.

                           (4)      Specimen of Share Certificates - None.

                           (5) (i) Copy of Registrant's Management Agreement with Carl Domino Associates, L.P., Adviser to Carl Domino Equity Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

                                    (ii)    Copy  of   Registrant's   Management
                                            Agreement  with  Jenswold,   King  &
                                            Associates,  Adviser to Fountainhead
                                            Special Value Fund,  which was filed
                                            as  an   Exhibit   to   Registrant's
                                            Post-Effective  Amendment  No. 8, is
                                            hereby incorporated by reference.

                               (iii)        Copy  of   Registrant's   Management
                                            Agreement  with Advanced  Investment
                                            Technology,  Inc.,  Adviser  to  AIT
                                            Vision U.S. Equity Portfolio,  which
                                            was   filed   as   an   Exhibit   to
                                            Registrant's          Post-Effective
                                            Amendment    No.   11,   is   hereby
                                            incorporated by reference.

                                    (iv)    Copy  of   Registrant's   Management
                                            Agreement   with   GLOBALT,    Inc.,
                                            Adviser  to  GLOBALT   Growth  Fund,
                                            which  was  filed as an  Exhibit  to
                                            Registrant's          Post-Effective
                                            Amendment    No.   11,   is   hereby
                                            incorporated by reference.

                                    (v)     Copy  of   Registrant's   Management
                                            Agreement  with  Newport  Investment
                                            Advisors, Inc., Adviser to the MAXIM
                                            Contrarian  Fund, which was filed as
                                            an    Exhibit    to     Registrant's
                                            Post-Effective  Amendment  No. 2, is
                                            hereby incorporated by
                                            reference.

                                    (vi)    Copy  of   Registrant's   Management
                                            Agreement     with    IMS    Capital
                                            Management, Inc., Adviser to the IMS
                                            Capital Value Fund,  which was filed
                                            as  an   Exhibit   to   Registrant's
                                            Post-Effective  Amendment  No. 2, is
                                            hereby incorporated by
                                            reference.


                               (vii) Copy of Registrant's Management Agreement with Commonwealth
                                            Advisors,  Inc.,  Adviser to Florida
                                            Street Bond Fund and Florida  Street
                                            Growth  Fund,  which was filed as an
                                            Exhibit       to        Registrant's
                                            Post-Effective  Amendment  No. 8, is
                                            hereby incorporated by reference.

                              (viii) Copy of Registrant's Management Agreement with
                                            Corbin & Company,
                                            Adviser to Corbin Small-Cap

     Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 8, is hereby incorporated by reference.

                            (ix) Copy of Registrant's proposed Management Agreement with Vuong Asset Management Company, LLC, Adviser to MAI Enhanced Index Fund, MAI Growth & Income Fund, MAI Aggressive Growth Fund, MAI High-Yield Income Fund, MAI Capital Appreciation Fund and MAI Global Equity Fund
                                 (the "MAI Family of Funds"), which was filed as
                                  an Exhibit to Registrant's Post-Effective
                                  Amendment No. 12, is hereby incorporated by reference.

                          (x)     Copy   of   Registrant's    proposed
                                  Management    Agreement   with   CWH
                                  Associates,    Inc.,    Advisor   to
                                  Worthington  Theme  Fund,  which was
                                  filed as an Exhibit to  Registrant's
                                  Post-Effective  Amendment No. 10, is
                                  hereby incorporated by  reference.

                          (xi)    Copy   of   Registrant's    proposed
                                  Management  Agreement with Burroughs
                                  & Hutchinson,  Inc.,  Advisor to the
                                  Marathon Value Fund, which was filed
                                  as  an   Exhibit   to   Registrant's
                                  Post-Effective  Amendment No. 12, is
                                  hereby incorporated by reference.


                    (xii) Copy of Registrant's proposed Management Agreement with The Jumper Group, Inc., Adviser to the Jumper Strategic Reserve Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 13, is hereby incorporated by reference.


               (6)      (i)     Copy of Registrant's Amended and Restated
                                Underwriting Agreement with AmeriPrime
                                Financial Securities, Inc., which was filed as an Exhibit to Registrant's Post-Effective
                                Amendment No. 8, is hereby incorporated by reference.

                                    (ii)    Copy   of   Registrant's    proposed
                                            Underwriting      Agreement     with
                                            AmeriPrime   Financial   Securities,
                                            Inc. and OMNI Financial Group,  LLC,
                                            which  was  filed as an  Exhibit  to
                                            Registrant's          Post-Effective
                                            Amendment    No.   12,   is   hereby
                                            incorporated by reference.

                           (7) Bonus, Profit Sharing, Pension or Similar Contracts for the benefit of Directors or Officers - None.

                           (8) (i) Copy of Registrant's Agreement with the Custodian, Star Bank, N.A., which was filed as an Exhibit to
                                            Registrant's          Post-Effective
                                            Amendment    No.   11,   is   hereby
                                            incorporated by
                                            reference.

                                    (ii)    Copy of  Registrant's  Appendix B to
                                            the  Agreement  with the  Custodian,
                                            Star Bank,  N.A., which was filed as
                                            an    Exhibit    to     Registrant's
                                            Post-Effective  Amendment  No. 8, is
                                            hereby incorporated by reference.

                           (9) Copy of Registrant's Agreement with the Administrator, AmeriPrime Financial
                                    Services,   Inc.,  which  was  filed  as  an
                                    Exhibit   to   Registrant's   Post-Effective
                                    Amendment No. 11, is hereby incorporated by reference.

                           (10) Opinion and Consent of Brown, Cummins & Brown Co., L.P.A., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 9, is hereby incorporated by reference.

                           (11)  Consent of  independent  public  accountants  -
                                 None.

                           (12)  Financial Statements Omitted from Item 23 -
                                 None.

                           (13) Copy of Letter of Initial Stockholders, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

                           (14) Model Plan used in Establishment of any Retirement Plan - None.

                           (15) (i) Copy of Registrant's Rule 12b-1 Distribution Plan for The MAXIM Contrarian Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1, is hereby incorporated by reference.

                                    (ii)    Copy  of  Registrant's   Rule  12b-1
                                            Service   Agreement  for  The  MAXIM
                                            Contrarian  Fund, which was filed as
                                            an    Exhibit    to     Registrant's
                                            Post-Effective  Amendment  No. 1, is
                                            hereby incorporated by reference.

                           (16) Schedules for Computation of Each Performance Quotation, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.

                           (17)     Financial Data Schedule - None.

                           (18) Rule 18f-3 Plan - None.

                           (19) (i) Power of Attorney for Registrant and Certificate with respect thereto, which were filed as an
                                            Exhibit       to        Registrant's
                                            Post-Effective  Amendment No. 5, are
                                            hereby incorporated by reference.

                                    (ii)    Powers of Attorney  for Trustees and
                                            Officers  which  were  filed  as  an
                                            Exhibit to Registrant's

                                            Post-Effective Amendment No. 5, are
                                            hereby incorporated by reference.

                                    (iii)   Power of Attorney for the  Treasurer
                                            of the Trust,  which was filed as an
                                            Exhibit       to        Registrant's
                                            Post-Effective  Amendment  No. 8, is
                                            hereby incorporated by reference.


Item 25. Persons Controlled by or Under Common Control with the Registrant (As of March 19, 1998)


                  The Carl Domino Associates, L.P., Profit Sharing Trust may be deemed to control the Carl Domino Equity Income Fund; U.S. Trust Company of Florida, as Trustee of the Killian Charitable Remainder Unitrust, may be deemed to control the AIT Vision U.S. Equity Portfolio; and Cheryl and Kenneth Holeski may be deemed to control The NewCap Contrarian Fund, as a result of their respective beneficial ownership of those Funds.


Item 26.          Number of Holders of Securities (as of
--------          --------------------------------------------------------
                  March 19, 1998)
                  ---------------


      Title of Class                          Number of Record Holders


Carl Domino Equity Income Fund                          127
Fountainhead Special Value Fund                         105
AIT Vision U.S. Equity Portfolio                         32
GLOBALT Growth Fund                                     118
NewCap Contrarian Fund                                   54
IMS Capital Value Fund                                  464
Florida Street Bond Fund                                  7
Florida Street Growth Fund                                7
Corbin Small-Cap Value Fund                              89
MAI Enhanced Equity Benchmark Fund                        0
MAI Enhanced Growth and Income Fund                       0
MAI Enhanced Aggressive Growth Fund                       0

MAI Enhanced Income Fund                                  0

MAI Enhanced Capital Appreciation Fund                    0
MAI Enhanced Global Fund                                  0
Worthington Theme Fund                                    0
Marathon Value Fund                                       7
Jumper Strategic Reserve Fund                             0


Item 27.          Indemnification

                  (a) Article VI of the Registrant's Declaration of Trust provides for indemnification of officers and Trustees as follows:

                                            Section   6.4   Indemnification   of
                                    Trustees,  Officers,  etc.  Subject  to  and
                                    except   as   otherwise   provided   in  the
                                    Securities Act of 1933, as amended,  and the
                                    1940 Act, the Trust shall  indemnify each of
                                    its Trustees and officers (including persons
                                    who  serve  at  the   Trust's   request   as
                                    directors,  officers  or trustees of another
                                    organization in which the Trust has any
                interest as a shareholder, creditor or otherwise
                 (hereinafter referred to as a "Covered Person")
               against all liabilities, including but not limited
                                    to   amounts   paid   in   satisfaction   of
                                    judgments,  in  compromise  or as fines  and
                                    penalties,    and    expenses,     including
                                    reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

                                            Section 6.5  Advances  of  Expenses.
                                    The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

                                            Section  6.6   Indemnification   Not
                                    Exclusive, etc. The right of indemnification
                                    provided  by this  Article  VI shall  not be
                                    exclusive  of or affect any other  rights to
                                    which  any  such   Covered   Person  may  be
                                    entitled.   As  used  in  this  Article  VI,
                                    "Covered Person" shall include such person's
                                    heirs, executors and administrators. Nothing
                                    contained in this  article  shall affect any
                                    rights to indemnification to which personnel
                                    of  the  Trust,   other  than  Trustees  and
                                    officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

                           The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

                  (b) The Registrant may maintain a standard mutual fund and investment advisory professionaland directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its Advisers, among others.Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

                  (c) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrantor the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is agains public policy as expressed in the Act and is, therefore, unenforceable.
                           In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.          Business and Other Connections of Investment Adviser

                  A. Carl Domino Associates, L.P., 580 Village Boulevard, Suite 225, West Palm Beach, Florida 33409, ("CDA"), adviser to the Carl Domino Equity Income Fund, is a registered investment adviser.

                           (1) CDA has engaged in no other business during the past two fiscal years.

                           (2) The following list sets forth other substantial business activities of the partners and officers of CDA during the past two years.

                                    (a)     Penn Independent Corp., a partner in
                                            CDA, is an insurance holding company
                                            that  operates  a  premium   finance
                                            company,  a surplus lines  insurance
                                            company  and a  wholesale  insurance
                                            agency.

                                    (b)     James E. Heerin,  Jr., an officer of
                                            CDA, is vice  president  and general
                                            counsel  of Penn  Independent  Corp.
                                            and  an  officer  and   director  of
                                            Shrimp Culture II, Inc., both at 420
                                            South

                                            York Road, Hatboro, PA  19040.
                                            Shrimp Culture II, Inc. raises
                                            and sells shrimp.

                                    (c)     Lawrence  Katz, a partner in CDA, is
                                            an  orthopedic  surgeon  in  private
                                            practice.

                                    (d)     Saltzman Partners, a partner in CDA,
                                            is  a   limited   partnership   that
                                            invests in companies and businesses.

                                    (e)     Cango Inversiones,  SA, a partner in
                                            CDA,  is a foreign  business  entity
                                            that invests in U.S.  companies  and
                                            businesses.

                  B. Jenswold, King & Associates, Inc., 1980 Post Oak Boulevard, Suite 2400, Houston, Texas 77056-3898 ("JKA"), adviser to the Fountainhead Special Value Fund, is a registered investment adviser.

                           (1) JKA has engaged in no other business during the past two fiscal years.

                           (2) The following list sets forth other substantial business activities of the directors and officers of JKA during the past two years.

                                    (a)     John Servis, a director of JKA, is
                                            a licensed real estate broker.

                  C. Advanced Investment Technology, Inc., 311 Park Place Boulevard, Suite 250, Clearwater, Florida 34619 ("AIT"), adviser to AIT Vision U.S. Equity Portfolio, is a registered investment adviser.

                           (1) AIT has engaged in no other business during the past two fiscal years.

                           (2) The following list sets forth other substantial business activities of the directors and officers of AIT during the past two fiscal years.

                                    (a)     Dean S. Barr,  director  and the CEO
                                            of AIT, was the managing director of
                                            LBS Capital  Management,  Inc.,  311
                                            Park   Place   Blvd.,    Clearwater,
                                            Florida from 1989-1996.

                                    (b)     Nicholas Lopardo, a director of AIT,
                                            is the CEO of  State  Street  Global
                                            Advisors, Boston, Massachussetts.

                                    (c)     Bryan  Stypul,  CFO &  Treasurer  of
                                            AIT, was the  comptroller  for Terra
                                            Comm   Communications,   Clearwater,
                                            Florida in 1996,  and prior to that,
                                            the CEO of Beacon Advisors, Treasure
                                            Island, Florida.

                                    (d)     Raymond L.  Killian,  a director  of
                                            AIT, is the Chairman of the Board of
                                            Investment  Technology Group,  Inc.,
                                            900 3rd Avenue, New
                                            York, New York.

                                    (e)     Marc Simmons,  a director of AIT, is
                                            a principal of State  Street  Global
                                            Advisors.

                                    (f)     Alan  Brown,  a director  of AIT, is
                                            the  CIO  of  State  Street   Global
                                            Advisors.

                                    (g)     John Snow, a director of AIT, is the
                                            managing  director  of State  Street
                                            Global  Advisors.  Prior to 1997, he
                                            was   the   president   of   NatWest
                                            Investment Advisers, Boston
                                            Massachussetts.

                  D. GLOBALT, Inc., 3060 Peachtree Road, N.W., One Buckhead Plaza, Suite 225, Atlanta, Georgia 30305 ("GLOBALT"), adviser to GLOBALT Growth Fund, is a registered investment adviser.

                           (1) GLOBALT has engaged in no other business during the past two fiscal years.

                           (2) The following list sets forth other substantial business activities of the officers and directors of GLOBALT during the past two years.

                                    (a)     Gregory S.  Paulette,  an officer of
                                            GLOBALT, is the president of GLOBALT
                                            Capital  Management,  a division  of
                                            GLOBALT.

                  E. Newport Investment Advisors, Inc., 20600 Chagrin Boulevard, Suite 1020, Shaker Heights, Ohio 44122 ("Newport"), adviser to The MAXIM Contrarian Fund, is a registered investment adviser.

                           (1) Newport has engaged in no other business during the past two fiscal years.

                           (2) The following list sets forth other substantial business activities of the officers and directors of Newport during the past two years.

                                  (a)    Kenneth Holeski, president of Newport
                                         is the vice president of Newport
                                         Evaluation Services, Inc., a fiduciary
                                         consulting business at 20600 Chagrin
                                         Boulevard, Shaker Heights, Ohio 44122,
                                         and a registered representative of WRP
                                         Investments, Inc.,4407 Belmont Avenue,
                                         Youngstown, Ohio  44505, a
                                         registered broker/dealer.

                                    (b)  Donn M. Goodman,  vice  president of
                                         Newport, is the president of Newport
                                         Evaluation Services, Inc.

                  F. IMS Capital Management, Inc., 10159 S.E. Sunnyside Road, Suite 330, Portland, Oregon 97015, ("IMS"), Adviser to the IMS Capital Value Fund, is a registered investment adviser.

                           (1) IMS has engaged in no other business during the past two fiscal years.

                           (2) The following list sets forth other substantial business activities of the directors and officers of IMS during the past two years - None.

                  G. CommonWealth Advisors, Inc., 929 Government Street, Baton Rouge, Louisiana 70802, ("CommonWealth"), Adviser to the Florida Street Bond Fund and the Florida Street Growth Fund, is a registered investment adviser.

                           (1)      CommonWealth   has   engaged   in  no  other
                                    business during the past two fiscal years.

                           (2) The following list sets forth other substantial business activities of the directors and officers of CommonWealth during the past two years.

                                    (a)     Walter A. Morales, President/Chief
                                            Investment Officer of CommonWealth
                                            was the Director of an insurance
                                            /broadcasting corporationGuaranty
                                            Corporation, 929 Government Street,
                                            Baton Rouge, Louisiana  70802 from
                                            August 1994 to February 1996.
                                            From September 1994 through the
                                            present, a registered representative
                                            of a Broker/Dealer company,
                                            Securities Service Network, 2225
                                            Peters Road, Knoxville, Tennessee
                                            37923.Beginning August 1995 through
                                            the present, instructor at the
                                            University of Southwestern
                                            Louisiana in Lafayette, Louisiana.

                  H. Corbin & Company, 1320 S. University Drive, Suite 406, Fort Worth, Texas 76107, ("Corbin"), Adviser to the Corbin Small-Cap Value Fund, is a registered investment adviser.

                           (1) Corbin has engaged in no other business during the past two fiscal years.

                           (2) The following list sets forth other substantial business activities of the directors and officers of Corbin during the past two years - None.

                  I. Vuong Asset Management Company, LLC, 6575 West Loop South, Suite 110, Houston, Texas 77401, ("VAMCO"), Adviser to the MAI Family of Funds, is a registered investment adviser.

         (1) VAMCO has engaged in no other business during the past two fiscal years.

         (2) The following list sets forth substantial business activities of the directors and officers of VAMCO during the past two years.

                  (a) Qui Tu Vuong, the Chief Investment Officer and head of Equity Asset Management of VAMCO, is the Chief Executive Officer of Vuong & Co., LLC, a holding company at 6575 West Loop South #110, Bellaire, Texas 77401; and Sales Manager/Equities Regulation
                           Representative of Omni Financial Group, LLC, a securities brokerage company at 6575 West Loop South #110, Bellaire, Texas 77401; and President of Oishiicorp, Inc., an investment advising corporation at 6575 West Loop South #110, Bellaire, Texas 77401; and Managing General Partner of Sigma Delta Capital Appreciation Funds, LP, an investment company at 6575 West Loop South #110, Bellaire, Texas 77401; and President of Premier Capital Management and Consulting Group, Inc.,a financial consulting corporation at 6575 West Loop South #170, Bellaire, Texas 77401;and from August, 1992 through February, 1996, he was a registered representative o
                           Securities America, Inc. a securities brokerage corporation at 6575 West Loop
                           South #170, Bellaire, Texas  77401.

                  (b) Quyen Ngoc Vuong, President, Chairman and Chief Financial Officer of VAMCO, is the Manager of Vuong & Company, LLC, and Manager of Omni Financial Group, LLC.

                  (c) Canh Viet Le, Manager of VAMCO, is the Manager of Vuong and Company, LLC, and was Co-Founder and Chief Financial Officer of Tribe Computer Works, a manufacturing network in Alameda, California from April, 1990 through January, 1996.

         J. CWH Associates, Inc., 200 Park Avenue, Suite 3900, New York, New York 10166, ("CWH"), Advisor to the Worthington Theme Fund, is a registered investment Advisor.

                  (1) CWH has engaged in no other business during the past two fiscal years.

                  (2) The following list sets forth other substantial business activities of the directors and officers of CWH during the past two years.

                           Andrew M. Abrams, the Chief Operating Officer of CWH, is a General Partner of Abrams Investment Partners, L.P., an investment limited partnership at 200 Park Avenue, Suite 3900, New York, New York 10166.

         K. Burroughs & Hutchinson, Inc., 702 West Idaho Street, Suite 810, Boise, Idaho ("B&H"), advisor to Marathon Value Fund, is a registered investment adviser.

                  (1) B&H has engaged in no other business during the past two fiscal years.

                  (2) The following list sets forth other substantial business activities of the directors and officers of B&H during the past two years.

                           Mark R. Matsko,  Vice  President and Director of B&H,
                           was  a  broker   with   D.A.   Davidson   &  Co.,   a
                           broker/dealer in Boise, Idaho, from 1994 to 1996.

         L. The Jumper Group, Inc., 1 Union Square, Suite 505, Chattanooga, Tennessee 37402, ("Jumper"), Advisor to the Jumper Strategic Reserve Fund, is a registered investment advisor.

                  (1) Jumper has engaged in no other business during the past two fiscal years.

                  (2)      The  following  list  set  forth  other   substantial
                           business activities of the directors and officers of Jumper during the past two years - None.

Item 29.          Principal Underwriters

                  A. AmeriPrime Financial Securities, Inc., is the Registrant's principal underwriter. Kenneth D. Trumpfheller, 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092, is the President, Secretary and Treasurer of the underwriter and the President and a Trustee of the Registrant.

                  B. Omni Financial Group, LLC ("OMNI") acts as co-distributor, along with AmeriPrime Financial Securities, Inc., of the MAI Family of Funds. Qui T. Vuong, Quyen N. Vuong and Diep N. Vuong,each of whose principal business address is 6575 West Loop South, Suite 125, Bellaire, Texas 77401, are the managers of OMNI, and they hold no offices or position with the Registrant.

Item 30.          Location of Accounts and Records

                  Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at 1793 Kingswood Drive, Suite 200, Southlake,
                  Texas 76092 and/or by the Registrant's Custodian, Star Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, and/or transfer and shareholder service agent, American Data Services, Inc., Hauppauge Corporate Center, 150 Motor Parkway, Hauppauge, New York 11760.

Item 31.          Management Services Not Discussed in Parts A or B

                  None.

Item 32.          Undertakings

                  (a)      Not Applicable.

                  (b) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest applicable annual report to shareholders, upon request and without charge.

                  (c) The Registrant hereby undertakes to file a Post-Effective Amendment, using financial statements which need not be certified, within four to six months from the effective date of the MAI Family of Funds registration.

                  (d) The Registrant hereby undertakes to file a Post-Effective Amendment, using financial statements which need not be certified, within four to six months from the effective date of the Worthington Theme Fund registration.

                  (e) The Registrant hereby undertakes to file a Post-Effective Amendment, using financial statements which need not be certified, within four to six months from the effective date of the Marathon Value Fund registration.


                  (f) The Registrant hereby undertakes to file a Post-Effective Amendment, using financial statements which need not be certified, within four to six months from the effective date of the Jumper Strategic Reserve
                           Fund.

                                   SIGNATURES



         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati, State of Ohio, on the 27th day of March, 1998.



                                             AmeriPrime Funds


                                             By:
                              Donald S. Mendelsohn,
                                                Attorney-in-Fact


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Kenneth D. Trumpfheller,
President and Trustee                           By:_________________________
                                                   Donald S. Mendelsohn,
Julie A. Feleo, Treasurer                          Attorney-in-Fact


Steve L. Cobb, Trustee                                     March 27, 1998


Gary E. Hippenstiel, Trustee

                                  EXHIBIT INDEX

EXHIBIT
NONE